share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
Typical vesting period	33 months
TELUS Corporation restricted share units
share-based compensation
Outstanding	3,657,626	3,660,437
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	141,050	155,639
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding	423,149	466,917
Restricted share units with only service conditions
share-based compensation
Outstanding	3,093,427	3,037,881
Restricted share units without market performance conditions share-based compensation
Outstanding	3,234,477	3,193,520	3,481,916